Related Party Transactions - Summary of Compensation of Key Officers by Benefit Type (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	₱ 401	₱ 325	₱ 527
Share-based payments (Note 25)	83
Post-employment benefits (Note 25)	30	27	50
Total compensation paid to key officers of the PLDT Group	₱ 514	₱ 352	₱ 577